Capital disclosures and net debt	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Capital disclosures and analysis of changes in net debt	Capital disclosures and net debt
The group defines capital as total equity plus net debt. Our financial framework seeks to support the pursuit of value growth for shareholders while maintaining a secure financial base.
The group monitors capital on the basis of gearing, that is, the ratio of net debt to the total of net debt plus total equity. Net debt is calculated as finance debt, as shown in the balance sheet, plus the fair value of associated derivative financial instruments that are used to hedge foreign exchange and interest rate risks relating to finance debt for which hedge accounting is applied, less cash and cash equivalents. Net debt and gearing are non-GAAP measures. bp believes these measures provide useful information to investors. Net debt enables investors to see the economic effect of finance debt, related hedges and cash and cash equivalents in total. Gearing enables investors to see how significant net debt is relative to total equity. The derivatives are reported on the balance sheet within the headings ‘Derivative financial instruments’. All components of equity are included in the denominator of the calculation.
At 31 December 2022, gearing was 20.5% (2021 25.3%).

		$ million
At 31 December	2022	2021
Finance debt	46,944	61,176
Less: fair value asset (liability) of hedges related to finance debt[a]	(3,673)	(118)
	50,617	61,294
Less: cash and cash equivalents	29,195	30,681
Net debt	21,422	30,613
Total equity	82,990	90,439
Gearing	20.5%	25.3%
[a]Derivative financial instruments entered into for the purpose of managing interest rate and foreign currency exchange risk associated with net debt with a fair value liability position of $91 million (2021 liability of $166 million) are not included in the calculation of net debt shown above as hedge accounting was not applied for these instruments.
An analysis of changes in liabilities arising from financing activities is provided below.

					$ million
	Finance debt	Currency swaps[a]	Lease liabilities	Net partner payable for leases entered into on behalf of joint operations	Total liabilities arising from financing activities
At 1 January 2022	61,176	481	8,611	250	70,518
Exchange adjustments	(164)	—	(260)	1	(423)
Net financing cash flow	(10,855)	(192)	(1,961)	(29)	(13,037)
Fair value (gains) losses	(3,694)	5,023	—	—	1,329
New and remeasured leases/joint operation payables	—	—	2,367	21	2,388
Other movements[b]	481	—	(208)	(201)	72
At 31 December 2022	46,944	5,312	8,549	42	60,847

At 1 January 2021	72,664	(2,965)	9,262	267	79,228
Exchange adjustments	(185)	—	(215)	—	(400)
Net financing cash flow	(8,575)	(126)	(2,082)	(40)	(10,823)
Fair value (gains) losses	(2,578)	3,562	—	—	984
New and remeasured leases/joint operations payables	—	—	1,767	23	1,790
Other movements	(150)	10	(121)	—	(261)
At 31 December 2021	61,176	481	8,611	250	70,518
[a]Currency swaps include cross currency interest rate swaps.
[b]Other movements in finance debt include $1,044 million acquired with Archaea Energy Inc. and a non-cash reduction in balances related to the Alaska divestment. Other movements in the net partner payable for leases entered into on behalf of joint operations primarily represent transfers to amounts held for sale.
The finance debt and currency swap balances above do not include accrued interest, which is reported within other receivables and other payables on the balance sheet and for which the associated cash flows are presented as operating cash flows in the group cash flow statement. The currency swaps are reported on the balance sheet within the headings 'Derivative financial instruments' and are subsets of both derivatives held for trading and derivatives designated in fair value hedge relationships as detailed in Note 30. When hedge accounting is applied to these derivatives they are included in the calculation of net debt shown above.
In addition to the liabilities included in the table above the group has accrued $497 million (2021 $nil) at the balance sheet date for shares repurchased between the end of the reporting period and 3rd February 2023. $9,996 million is included in the group cash flow statement for the cash used to repurchase shares during the year.